Assets Under Development (Tables)	9 Months Ended
Sep. 30, 2020
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	September 30, 2020	December 31, 2019
Opening asset under development balance	434,248	20,000
Additions	200,245	372,849
Transfer from vessels and equipment, net	77,172	—
Transfer from other non-current assets (see note 13)	16,213	31,048
Interest costs capitalized	35,629	10,351
Closing asset under development balance	763,507	434,248

Schedule of Fiscal Year Maturity
As at September 30, 2020, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2020 (1)	134,781
2021	213,613
2022	319,235
2023	201,104
2024	61,757
930,490
(1) For the three months ending December 31, 2020